EXHIBIT 4.1

OMNIBUS SUPPLEMENT

TO INDENTURE SUPPLEMENTS

This OMNIBUS SUPPLEMENT TO INDENTURE SUPPLEMENTS, dated as of June 25, 2018 (this “Supplement”), is entered into by and between NISSAN WHOLESALE RECEIVABLES CORPORATION II, a Delaware corporation, as transferor (the “Transferor”), NISSAN MOTOR ACCEPTANCE CORPORATION, a California corporation, as servicer (the “Servicer”), and NISSAN MASTER OWNER TRUST RECEIVABLES, a Delaware statutory trust, as issuer (the “Issuer”), and consented to by U.S. BANK NATIONAL ASSOCIATION, a national banking association organized and existing under the laws of the United States, not in its individual capacity but solely as indenture trustee (the “Indenture Trustee”).

RECITALS:

WHEREAS, the Issuer and the Indenture Trustee are parties to the Amended and Restated Indenture, dated as of October 15, 2003 (as supplemented, amended or restated or otherwise modified from time to time, the “Amended and Restated Indenture”), as supplemented by (a) the Series 2016-A Indenture Supplement, dated as of July 19, 2016 (as supplemented, amended or restated or otherwise modified from time to time, the “Series 2016-A Indenture Supplement”), (b) the Series 2017-A Indenture Supplement, dated as of May 15, 2017 (as supplemented, amended or restated or otherwise modified from time to time, the “Series 2017-A Indenture Supplement”), (c) the Series 2017-B Indenture Supplement, dated as of May 15, 2017 (as supplemented, amended or restated or otherwise modified from time to time, the “Series 2017-B Indenture Supplement”) and (d) the Series 2017-C Indenture Supplement, dated as of November 13, 2017 (as supplemented, amended or restated or otherwise modified from time to time, the “Series 2017-C Indenture Supplement”, and together with the Series 2016-A Indenture Supplement, the Series 2017-A Indenture Supplement and the Series 2017-B Indenture Supplement, the “Outstanding Indenture Supplements”, and each an “Outstanding Indenture Supplement”), each between the Issuer and the Indenture Trustee (the “Amended and Restated Indenture” as so supplemented by the Outstanding Indenture Supplements, the “Indenture”); and

WHEREAS, the parties hereto wish to amend the Outstanding Indenture Supplements pursuant to Section 8.04(a) of each Outstanding Indenture Supplement and Section 10.01(b) of the Amended and Restated Indenture as of the Effective Date (as defined below).

NOW, THEREFORE, in consideration of the mutual agreements herein contained and other good and valuable consideration, receipt of which is acknowledged, the parties hereto agree as follows:

ARTICLE I

DEFINITIONS

Section 1.1    Definitions. Capitalized terms used and not defined herein have the respective meanings assigned such terms in the Annex of Definitions (the “Annex of Definitions”) attached to the Amended and Restated Transfer and Servicing Agreement, dated as of October 15, 2003 among Nissan Wholesale Receivables Corporation II, as transferor, the Issuer and Nissan Motor Acceptance Corporation, as servicer.

Omnibus Supplement to Indenture Supplements

ARTICLE II

AMENDMENTS

Section 2.1    Amendment to Series 2016-A Indenture Supplement. As of the Effective Date, the Series 2016-A Indenture Supplement is hereby amended as follows:

(a)    Sections 4.01(c)(i) and (c)(ii) of the Series 2016-A Indenture Supplement are hereby amended as set forth below, with text marked in underline indicating additions to such Sections and with text marked in ~~strikethrough~~ indicating deletions to such Sections:

(i)    Allocations of Interest Collections. The Servicer shall allocate to the Series 2016-A Noteholders and deposit in the Collection Account for application as provided herein, an amount equal to the product of (A) the Series 2016-A Floating Allocation Percentage for such day and (B) the Series 2016-A Allocable Interest Collections as to which such day is the Date of Processing for such Collections; provided, that, so long as the conditions set forth in Section 8.04(b) of the Indenture are satisfied and the Servicer is permitted to commingle Collections during a Collection Period, the Servicer shall not be required to deposit such allocated amounts into the Collection Account until the Business Day preceding the Payment Date in the month following such Collection Period.

(ii)    Allocations of Principal Collections. The Servicer shall allocate to the Series 2016-A Noteholders the following amounts as set forth below:

(A)    Allocations During the Revolving Period. During the Revolving Period, the Servicer shall allocate to the Series 2016-A Noteholders ~~and deposit into the Collection Account for application as provided herein,~~ an amount equal to the product of (I) the Series 2016-A Floating Allocation Percentage for such day and (II) the Series 2016-A Allocable Principal Collections for such day~~; provided, that, so long as~~. If the conditions set forth in Section 8.04(b) of the Indenture are satisfied~~,~~ and the Servicer is permitted to commingle Collections during a Collection Period, (x) the Servicer shall not be required to deposit such allocated amounts into the Collection Account until the Business Day preceding the Payment Date in the month following such Collection Period~~; provided, further, that, so long as the conditions set forth in Section 8.04(b) of the Indenture are satisfied,~~ and (y) the Servicer, in its sole discretion, may distribute any amounts owed to the holders of the Transferor Interest directly to

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such holders in lieu of depositing such amounts into the Collection Account. If the conditions set forth in Section 8.04(b) of the Indenture are not satisfied and the Servicer is not permitted to commingle Collections during a Collection Period and (x) the Pool Balance as of the close of business on any day during a Collection Period has increased since the close of business on the previous day, the Servicer may, in its sole discretion, distribute such allocated amounts to the Issuer to be used by the Issuer, to the extent necessary, to acquire Receivables (if any) available to be transferred to the Issuer by the Transferor pursuant to the Transfer and Servicing Agreement or (y) the Pool Balance as of the close of business on any day during a Collection Period has decreased since the close of business on the previous day, such allocated amounts shall be deposited in the Collection Account for application as provided herein.

(B)    Allocations During the Accumulation Period and the Early Amortization Period. During the Accumulation Period and the Early Amortization Period, the Servicer shall allocate to the Series 2016-A Noteholders and deposit in the Collection Account for application as provided herein, an amount equal to the product of (I) the Series 2016-A Fixed Allocation Percentage for such day and (II) the Series 2016-A Allocable Principal Collections for such day~~; provided, that, so long as~~. If the conditions set forth in Section 8.04(b) of the Indenture are satisfied~~,~~ and the Servicer is permitted to commingle Collections during a Collection Period, (x) the Servicer shall not be required to deposit such allocated amounts into the Collection Account until the Business Day preceding the Payment Date in the month following such Collection Period~~; provided, further, that, so long as the conditions set forth in Section 8.04(b) of the Indenture are satisfied,~~ and (y) the Servicer, in its sole discretion, may distribute any amounts owed to the holders of the Transferor Interest directly to such holders in lieu of depositing such amounts into the Collection Account. Notwithstanding the foregoing and in lieu of the allocations and deposits described in the preceding two sentences, during the Accumulation Period, the Servicer, in its sole discretion, may deposit an amount not less than the Controlled Deposit Amount in the Collection Account (x) to the extent that the conditions set forth in Section 8.04(b) are satisfied and the Servicer is permitted to commingle Collections during a

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Collection Period, on the Business Day preceding the Payment Date in the month following such Collection Period and (y) to the extent that the conditions set forth in Section 8.04(b) are not satisfied and the Servicer is not permitted to commingle Collections during a Collection Period, on the first day of such Collection Period.

(b)    Section 4.03 of the Series 2016-A Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such Section and with text marked in ~~strikethrough~~ indicating deletions to such Section:

Section 4.03.     ~~[Reserved].~~Net Remittances.

Notwithstanding anything to the contrary in this Indenture Supplement, so long as NMAC is the Servicer, NMAC (as Servicer or in any other capacity) may make the remittances required pursuant to this Indenture Supplement net of amounts to be distributed to the Servicer or its Affiliates pursuant hereto. Accounts between the Servicer and such Affiliates will be adjusted accordingly. Nonetheless, the Servicer shall account for all of the above described remittances and distributions in the Payment Date Statement as if the amounts were deposited and/or transferred separately.

(c)    Section 4.04(c)(iii) of the Series 2016-A Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such Section and with text marked in ~~strikethrough~~ indicating deletions to such Section:

the balance of such Series 2016-A Investor Available Principal Amounts not applied pursuant to clauses (i) or (ii) above, will be distributed to the Issuer to be used by the Issuer, to the extent necessary, to acquire Receivables (if any) available to be transferred to the Issuer by the Transferor pursuant to the Transfer and Servicing Agreement; provided that any such amounts applied under this clause (iii) during a Collection Period shall be rescinded by the Servicer and reallocated for application under clauses (i) and (ii) to the extent necessary to make required distributions thereunder on the related Payment Date; and

(d)    Section 4.04(d)(iii) of the Series 2016-A Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such Section and with text marked in ~~strikethrough~~ indicating deletions to such Section:

the balance of such Series 2016-A Investor Available Principal Amounts not applied pursuant to clauses (i) or (ii) above, will be distributed to the Issuer to be used by the Issuer, to the extent

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necessary, to acquire Receivables (if any) available to be transferred to the Issuer by the Transferor pursuant to the Transfer and Servicing Agreement; provided that any such amounts applied under this clause (iii) during a Collection Period shall be rescinded by the Servicer and reallocated for application under clauses (i) and (ii) to the extent necessary to make required distributions thereunder on the related Payment Date; and

Section 2.2    Amendment to Series 2017-A Indenture Supplement. As of the Effective Date, the Series 2017-A Indenture Supplement is hereby amended as follows:

(a)    Sections 4.01(c)(i) and (c)(ii) of the Series 2017-A Indenture Supplement are hereby amended as set forth below, with text marked in underline indicating additions to such Sections and with text marked in ~~strikethrough~~ indicating deletions to such Sections:

(i)    Allocations of Interest Collections. The Servicer shall allocate to the Series 2017-A Noteholders and deposit in the Collection Account for application as provided herein, an amount equal to the product of (A) the Series 2017-A Floating Allocation Percentage for such day and (B) the Series 2017-A Allocable Interest Collections as to which such day is the Date of Processing for such Collections; provided, that, so long as the conditions set forth in Section 8.04(b) of the Indenture are satisfied and the Servicer is permitted to commingle Collections during a Collection Period, the Servicer shall not be required to deposit such allocated amounts into the Collection Account until the Business Day preceding the Payment Date in the month following such Collection Period.

(ii)    Allocations of Principal Collections. The Servicer shall allocate to the Series 2017-A Noteholders the following amounts as set forth below:

(A)    Allocations During the Revolving Period. During the Revolving Period, the Servicer shall allocate to the Series 2017-A Noteholders ~~and deposit into the Collection Account for application as provided herein,~~ an amount equal to the product of (I) the Series 2017-A Floating Allocation Percentage for such day and (II) the Series 2017-A Allocable Principal Collections for such day~~; provided, that, so long as~~. If the conditions set forth in Section 8.04(b) of the Indenture are satisfied~~,~~ and the Servicer is permitted to commingle Collections during a Collection Period, (x) the Servicer shall not be required to deposit such allocated amounts into the Collection Account

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until the Business Day preceding the Payment Date in the month following such Collection Period~~; provided, further, that, so long as the conditions set forth in Section 8.04(b) of the Indenture are satisfied,~~ and (y) the Servicer, in its sole discretion, may distribute any amounts owed to the holders of the Transferor Interest directly to such holders in lieu of depositing such amounts into the Collection Account. If the conditions set forth in Section 8.04(b) of the Indenture are not satisfied and the Servicer is not permitted to commingle Collections during a Collection Period and (x) the Pool Balance as of the close of business on any day during a Collection Period has increased since the close of business on the previous day, the Servicer may, in its sole discretion, distribute such allocated amounts to the Issuer to be used by the Issuer, to the extent necessary, to acquire Receivables (if any) available to be transferred to the Issuer by the Transferor pursuant to the Transfer and Servicing Agreement or (y) the Pool Balance as of the close of business on any day during a Collection Period has decreased since the close of business on the previous day, such allocated amounts shall be deposited in the Collection Account for application as provided herein.

(B)    Allocations During the Accumulation Period and the Early Amortization Period. During the Accumulation Period and the Early Amortization Period, the Servicer shall allocate to the Series 2017-A Noteholders and deposit in the Collection Account for application as provided herein, an amount equal to the product of (I) the Series 2017-A Fixed Allocation Percentage for such day and (II) the Series 2017-A Allocable Principal Collections for such day~~; provided, that, so long as~~. If the conditions set forth in Section 8.04(b) of the Indenture are satisfied~~,~~ and the Servicer is permitted to commingle Collections during a Collection Period, (x) the Servicer shall not be required to deposit such allocated amounts into the Collection Account until the Business Day preceding the Payment Date in the month following such Collection Period~~; provided, further, that, so long as the conditions set forth in Section 8.04(b) of the Indenture are satisfied,~~ and (y) the Servicer, in its sole discretion, may distribute any amounts owed to the holders of the Transferor Interest directly to such holders in lieu of depositing such amounts into the Collection Account. Notwithstanding the foregoing and in lieu of the allocations and deposits described in the preceding two

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sentences, during the Accumulation Period, the Servicer, in its sole discretion, may deposit an amount not less than the Controlled Deposit Amount in the Collection Account (x) to the extent that the conditions set forth in Section 8.04(b) are satisfied and the Servicer is permitted to commingle Collections during a Collection Period, on the Business Day preceding the Payment Date in the month following such Collection Period and (y) to the extent that the conditions set forth in Section 8.04(b) are not satisfied and the Servicer is not permitted to commingle Collections during a Collection Period, on the first day of such Collection Period.

(b)    Section 4.03 of the Series 2017-A Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such Section and with text marked in ~~strikethrough~~ indicating deletions to such Section:

Section 4.03.     ~~[Reserved].~~Net Remittances.

Notwithstanding anything to the contrary in this Indenture Supplement, so long as NMAC is the Servicer, NMAC (as Servicer or in any other capacity) may make the remittances required pursuant to this Indenture Supplement net of amounts to be distributed to the Servicer or its Affiliates pursuant hereto. Accounts between the Servicer and such Affiliates will be adjusted accordingly. Nonetheless, the Servicer shall account for all of the above described remittances and distributions in the Payment Date Statement as if the amounts were deposited and/or transferred separately.

(c)    Section 4.04(c)(iii) of the Series 2017-A Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such Section and with text marked in ~~strikethrough~~ indicating deletions to such Section:

the balance of such Series 2017-A Investor Available Principal Amounts not applied pursuant to clauses (i) or (ii) above, will be distributed to the Issuer to be used by the Issuer, to the extent necessary, to acquire Receivables (if any) available to be transferred to the Issuer by the Transferor pursuant to the Transfer and Servicing Agreement; provided that any such amounts applied under this clause (iii) during a Collection Period shall be rescinded by the Servicer and reallocated for application under clauses (i) and (ii) to the extent necessary to make required distributions thereunder on the related Payment Date; and

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(d)    Section 4.04(d)(iii) of the Series 2017-A Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such Section and with text marked in ~~strikethrough~~ indicating deletions to such Section:

the balance of such Series 2017-A Investor Available Principal Amounts not applied pursuant to clauses (i) or (ii) above, will be distributed to the Issuer to be used by the Issuer, to the extent necessary, to acquire Receivables (if any) available to be transferred to the Issuer by the Transferor pursuant to the Transfer and Servicing Agreement; provided that any such amounts applied under this clause (iii) during a Collection Period shall be rescinded by the Servicer and reallocated for application under clauses (i) and (ii) to the extent necessary to make required distributions thereunder on the related Payment Date; and

Section 2.3    Amendment to Series 2017-B Indenture Supplement. As of the Effective Date, the Series 2017-B Indenture Supplement is hereby amended as follows:

(a)    Sections 4.01(c)(i) and (c)(ii) of the Series 2017-B Indenture Supplement are hereby amended as set forth below, with text marked in underline indicating additions to such Sections and with text marked in ~~strikethrough~~ indicating deletions to such Sections:

(i)    Allocations of Interest Collections. The Servicer shall allocate to the Series 2017-B Noteholders and deposit in the Collection Account for application as provided herein, an amount equal to the product of (A) the Series 2017-B Floating Allocation Percentage for such day and (B) the Series 2017-B Allocable Interest Collections as to which such day is the Date of Processing for such Collections; provided, that, so long as the conditions set forth in Section 8.04(b) of the Indenture are satisfied and the Servicer is permitted to commingle Collections during a Collection Period, the Servicer shall not be required to deposit such allocated amounts into the Collection Account until the Business Day preceding the Payment Date in the month following such Collection Period.

(ii)    Allocations of Principal Collections. The Servicer shall allocate to the Series 2017-B Noteholders the following amounts as set forth below:

(A)    Allocations During the Revolving Period. During the Revolving Period, the Servicer shall allocate to the Series 2017-B Noteholders ~~and deposit into the Collection Account for application as provided herein,~~ an amount equal to the product of (I) the Series 2017-B

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Floating Allocation Percentage for such day and (II) the Series 2017-B Allocable Principal Collections for such day~~; provided, that, so long as~~. If the conditions set forth in Section 8.04(b) of the Indenture are satisfied~~,~~ and the Servicer is permitted to commingle Collections during a Collection Period, (x) the Servicer shall not be required to deposit such allocated amounts into the Collection Account until the Business Day preceding the Payment Date in the month following such Collection Period~~; provided, further, that, so long as the conditions set forth in Section 8.04(b) of the Indenture are satisfied,~~ and (y) the Servicer, in its sole discretion, may distribute any amounts owed to the holders of the Transferor Interest directly to such holders in lieu of depositing such amounts into the Collection Account. If the conditions set forth in Section 8.04(b) of the Indenture are not satisfied and the Servicer is not permitted to commingle Collections during a Collection Period and (x) the Pool Balance as of the close of business on any day during a Collection Period has increased since the close of business on the previous day, the Servicer may, in its sole discretion, distribute such allocated amounts to the Issuer to be used by the Issuer, to the extent necessary, to acquire Receivables (if any) available to be transferred to the Issuer by the Transferor pursuant to the Transfer and Servicing Agreement or (y) the Pool Balance as of the close of business on any day during a Collection Period has decreased since the close of business on the previous day, such allocated amounts shall be deposited in the Collection Account for application as provided herein.

(B)    Allocations During the Accumulation Period and the Early Amortization Period. During the Accumulation Period and the Early Amortization Period, the Servicer shall allocate to the Series 2017-B Noteholders and deposit in the Collection Account for application as provided herein, an amount equal to the product of (I) the Series 2017-B Fixed Allocation Percentage for such day and (II) the Series 2017-B Allocable Principal Collections for such day~~; provided, that, so long as~~. If the conditions set forth in Section 8.04(b) of the Indenture are satisfied~~,~~ and the Servicer is permitted to commingle Collections during a Collection Period, (x) the Servicer shall not be required to deposit such allocated amounts into the Collection Account until the Business Day preceding the Payment Date in the month following such Collection Period~~; provided, further, that, so long as the conditions~~

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~~set forth in Section 8.04(b) of the Indenture are satisfied,~~ and (y) the Servicer, in its sole discretion, may distribute any amounts owed to the holders of the Transferor Interest directly to such holders in lieu of depositing such amounts into the Collection Account. Notwithstanding the foregoing and in lieu of the allocations and deposits described in the preceding two sentences, during the Accumulation Period, the Servicer, in its sole discretion, may deposit an amount not less than the Controlled Deposit Amount in the Collection Account (x) to the extent that the conditions set forth in Section 8.04(b) are satisfied and the Servicer is permitted to commingle Collections during a Collection Period, on the Business Day preceding the Payment Date in the month following such Collection Period and (y) to the extent that the conditions set forth in Section 8.04(b) are not satisfied and the Servicer is not permitted to commingle Collections during a Collection Period, on the first day of such Collection Period.

(b)    Section 4.03 of the Series 2017-B Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such Section and with text marked in ~~strikethrough~~ indicating deletions to such Section:

Section 4.03.     ~~[Reserved].~~ Net Remittances.

Notwithstanding anything to the contrary in this Indenture Supplement, so long as NMAC is the Servicer, NMAC (as Servicer or in any other capacity) may make the remittances required pursuant to this Indenture Supplement net of amounts to be distributed to the Servicer or its Affiliates pursuant hereto. Accounts between the Servicer and such Affiliates will be adjusted accordingly. Nonetheless, the Servicer shall account for all of the above described remittances and distributions in the Payment Date Statement as if the amounts were deposited and/or transferred separately.

(c)    Section 4.04(c)(iii) of the Series 2017-B Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such Section and with text marked in ~~strikethrough~~ indicating deletions to such Section:

the balance of such Series 2017-B Investor Available Principal Amounts not applied pursuant to clauses (i) or (ii) above, will be distributed to the Issuer to be used by the Issuer, to the extent necessary, to acquire Receivables (if any) available to be transferred to the Issuer by the Transferor pursuant to the Transfer and Servicing Agreement; provided that any such amounts

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applied under this clause (iii) during a Collection Period shall be rescinded by the Servicer and reallocated for application under clauses (i) and (ii) to the extent necessary to make required distributions thereunder on the related Payment Date; and

(d)    Section 4.04(d)(iii) of the Series 2017-B Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such Section and with text marked in ~~strikethrough~~ indicating deletions to such Section:

the balance of such Series 2017-B Investor Available Principal Amounts not applied pursuant to clauses (i) or (ii) above, will be distributed to the Issuer to be used by the Issuer, to the extent necessary, to acquire Receivables (if any) available to be transferred to the Issuer by the Transferor pursuant to the Transfer and Servicing Agreement; provided that any such amounts applied under this clause (iii) during a Collection Period shall be rescinded by the Servicer and reallocated for application under clauses (i) and (ii) to the extent necessary to make required distributions thereunder on the related Payment Date; and

Section 2.4    Amendment to Series 2017-C Indenture Supplement. As of the Effective Date, the Series 2017-C Indenture Supplement is hereby amended as follows:

(a)    Sections 4.01(c)(i) and (c)(ii) of the Series 2017-C Indenture Supplement are hereby amended as set forth below, with text marked in underline indicating additions to such Sections and with text marked in ~~strikethrough~~ indicating deletions to such Sections:

(i)    Allocations of Interest Collections. The Servicer shall allocate to the Series 2017-C Noteholders and deposit in the Collection Account for application as provided herein, an amount equal to the product of (A) the Series 2017-C Floating Allocation Percentage for such day and (B) the Series 2017-C Allocable Interest Collections as to which such day is the Date of Processing for such Collections; provided, that, so long as the conditions set forth in Section 8.04(b) of the Indenture are satisfied and the Servicer is permitted to commingle Collections during a Collection Period, the Servicer shall not be required to deposit such allocated amounts into the Collection Account until the Business Day preceding the Payment Date in the month following such Collection Period.

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(ii)    Allocations of Principal Collections. The Servicer shall allocate to the Series 2017-C Noteholders the following amounts as set forth below:

(A)    Allocations During the Revolving Period. During the Revolving Period, the Servicer shall allocate to the Series 2017-C Noteholders ~~and deposit into the Collection Account for application as provided herein,~~ an amount equal to the product of (I) the Series 2017-C Floating Allocation Percentage for such day and (II) the Series 2017-C Allocable Principal Collections for such day~~; provided, that, so long as~~. If the conditions set forth in Section 8.04(b) of the Indenture are satisfied~~,~~ and the Servicer is permitted to commingle Collections during a Collection Period, (x) the Servicer shall not be required to deposit such allocated amounts into the Collection Account until the Business Day preceding the Payment Date in the month following such Collection Period~~; provided, further, that, so long as the conditions set forth in Section 8.04(b) of the Indenture are satisfied,~~ and (y) the Servicer, in its sole discretion, may distribute any amounts owed to the holders of the Transferor Interest directly to such holders in lieu of depositing such amounts into the Collection Account. If the conditions set forth in Section 8.04(b) of the Indenture are not satisfied and the Servicer is not permitted to commingle Collections during a Collection Period and (x) the Pool Balance as of the close of business on any day during a Collection Period has increased since the close of business on the previous day, the Servicer may, in its sole discretion, distribute such allocated amounts to the Issuer to be used by the Issuer, to the extent necessary, to acquire Receivables (if any) available to be transferred to the Issuer by the Transferor pursuant to the Transfer and Servicing Agreement or (y) the Pool Balance as of the close of business on any day during a Collection Period has decreased since the close of business on the previous day, such allocated amounts shall be deposited in the Collection Account for application as provided herein.

(B)    Allocations During the Accumulation Period and the Early Amortization Period. During the Accumulation Period and the Early Amortization Period, the Servicer shall allocate to the Series 2017-C Noteholders and deposit in the Collection Account for application as provided herein, an amount equal to the product of (I) the Series 2017-C Fixed Allocation Percentage for such day and (II) the Series 2017-C Allocable Principal Collections for such day~~; provided, that, so long as~~. If the conditions set forth in Section 8.04(b) of the Indenture are satisfied~~,~~ and the Servicer is permitted to commingle Collections

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during a Collection Period, (x) the Servicer shall not be required to deposit such allocated amounts into the Collection Account until the Business Day preceding the Payment Date in the month following such Collection Period~~; provided, further, that, so long as the conditions set forth in Section 8.04(b) of the Indenture are satisfied,~~ and (y) the Servicer, in its sole discretion, may distribute any amounts owed to the holders of the Transferor Interest directly to such holders in lieu of depositing such amounts into the Collection Account. Notwithstanding the foregoing and in lieu of the allocations and deposits described in the preceding two sentences, during the Accumulation Period, the Servicer, in its sole discretion, may deposit an amount not less than the Controlled Deposit Amount in the Collection Account (x) to the extent that the conditions set forth in Section 8.04(b) are satisfied and the Servicer is permitted to commingle Collections during a Collection Period, on the Business Day preceding the Payment Date in the month following such Collection Period and (y) to the extent that the conditions set forth in Section 8.04(b) are not satisfied and the Servicer is not permitted to commingle Collections during a Collection Period, on the first day of such Collection Period.

(b)    Section 4.03 of the Series 2017-C Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such Section and with text marked in ~~strikethrough~~ indicating deletions to such Section:

Section 4.03.     ~~[Reserved].~~ Net Remittances.

Notwithstanding anything to the contrary in this Indenture Supplement, so long as NMAC is the Servicer, NMAC (as Servicer or in any other capacity) may make the remittances required pursuant to this Indenture Supplement net of amounts to be distributed to the Servicer or its Affiliates pursuant hereto. Accounts between the Servicer and such Affiliates will be adjusted accordingly. Nonetheless, the Servicer shall account for all of the above described remittances and distributions in the Payment Date Statement as if the amounts were deposited and/or transferred separately.

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(c)    Section 4.04(c)(iii) of the Series 2017-C Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such Section and with text marked in ~~strikethrough~~ indicating deletions to such Section:

the balance of such Series 2017-C Investor Available Principal Amounts not applied pursuant to clauses (i) or (ii) above, will be distributed to the Issuer to be used by the Issuer, to the extent necessary, to acquire Receivables (if any) available to be transferred to the Issuer by the Transferor pursuant to the Transfer and Servicing Agreement; provided that any such amounts applied under this clause (iii) during a Collection Period shall be rescinded by the Servicer and reallocated for application under clauses (i) and (ii) to the extent necessary to make required distributions thereunder on the related Payment Date; and

(d)    Section 4.04(d)(iii) of the Series 2017-C Indenture Supplement is hereby amended as set forth below, with text marked in underline indicating additions to such Section and with text marked in ~~strikethrough~~ indicating deletions to such Section:

the balance of such Series 2017-C Investor Available Principal Amounts not applied pursuant to clauses (i) or (ii) above, will be distributed to the Issuer to be used by the Issuer, to the extent necessary, to acquire Receivables (if any) available to be transferred to the Issuer by the Transferor pursuant to the Transfer and Servicing Agreement; provided that any such amounts applied under this clause (iii) during a Collection Period shall be rescinded by the Servicer and reallocated for application under clauses (i) and (ii) to the extent necessary to make required distributions thereunder on the related Payment Date; and

ARTICLE III

EFFECTIVE DATE

Section 3.1    Effective Date. Upon satisfaction of the following conditions this Supplement shall become effective immediately (such date, the “Effective Date”) without further action by any party:

(a)    receipt by the Indenture Trustee of an Issuer Order in accordance with Section 10.01(b) of the Amended and Restated Indenture;

(b)    receipt by each party hereto of an executed counterpart of this Supplement from each other party hereto;

(c)    satisfaction of the Rating Agency Condition with respect to this Supplement and the Notes of all outstanding Series in accordance with Section 10.01(b)(i) of the Amended and Restated Indenture and Section 8.04(a)(i)(B) of each Outstanding Indenture Supplement;

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(d)    receipt by Issuer and the Indenture Trustee of an Officer’s Certificate of the Transferor in accordance with Section 10.01(b)(ii) of the Amended and Restated Indenture;

(e)    receipt by the Issuer and the Indenture Trustee of a Required Federal Income Tax Opinion in accordance with Section 10.01(b)(iii) of the Amended and Restated Indenture and Section 8.04(a)(ii) of each Outstanding Indenture Supplement;

(f)    receipt by the Indenture Trustee and the Owner Trustee of an Opinion of Counsel in accordance with Section 10.03 of the Amended and Restated Indenture and Section 8.04(d) of each Outstanding Indenture Supplement; and

(g)    receipt by the Indenture Trustee of an Officer’s Certificate of the Transferor in accordance with Section 12.01(a)(i) of the Amended and Restated Indenture.

ARTICLE IV

MISCELLANEOUS

Section 4.1    Indenture Unaffected. Except as modified herein, the parties acknowledge that the provisions of the Indenture remain in full force and effect and are hereby ratified and confirmed by the parties hereto. After the Effective Date all references in the Transaction Documents to the any of the Outstanding Indenture Supplement or the Indenture shall mean such Outstanding Indenture Supplement or the Indenture, as applicable, as modified hereby.

Section 4.2    Governing Law. This Supplement shall be governed by the governing law described in Section 12.12 of the Amended and Restated Indenture and Section 8.06 of each Outstanding Indenture Supplement.

Section 4.3    Captions. The various captions in this Supplement are included for convenience only and shall not affect the meaning or interpretation of any provision of this Supplement or any provision hereof.

Section 4.4    Severability. Whenever possible, each provision of this Supplement shall be interpreted in such manner as to be effective and valid under applicable law, but if any provision of this Supplement shall be prohibited by or invalid under the laws of any applicable jurisdiction, such provision, as to jurisdiction, shall be ineffective to the extent of such prohibition or invalidity, without invalidating the remainder of such provision or the remaining provisions of this Supplement as to such jurisdiction or any other jurisdiction.

Section 4.5    Binding Effect. This Supplement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns.

Section 4.6    Counterparts. This Supplement may be executed in any number of counterparts and by the parties hereto on separate signature pages, each such executed counterpart constituting an original but all together only one Supplement.

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Section 4.7    No Recourse. It is expressly understood and agreed by the parties hereto that (a) this Supplement is executed and delivered by Wilmington Trust Company (“WTC”), not individually or personally, but solely as Owner Trustee of the Issuer, in the exercise of the powers and authority conferred and vested in it, (b) each of the representations, undertakings and agreements herein made on the part of the Issuer is made and intended not as a personal representation, undertaking or agreement by WTC, but is made and intended for the purpose of binding only the Issuer, (c) nothing herein contained shall be construed as creating any liability on WTC, individually or personally, to perform any covenant either expressed or implied contained herein, all such liability, if any, being expressly waived by the parties hereto and by any Person claiming by, through or under the parties hereto and (d) under no circumstances shall WTC be personally liable for the payment of any indebtedness or expenses of the Issuer or be liable for the breach or failure of any obligation, representation, warranty or covenant made or undertaken by the Issuer under this Supplement or any other related documents.

[SIGNATURE PAGES FOLLOW]

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IN WITNESS WHEREOF, the parties hereto have caused this Supplement to be executed and delivered as of the date first above written.

NISSAN WHOLESALE RECEIVABLES CORPORATION II, as Transferor

By:	/s/ Douglas E. Gwin, Jr.
Name:	Douglas E. Gwin, Jr.
Title:	Assistant Treasurer

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NISSAN MOTOR ACCEPTANCE CORPORATION, as Servicer

By:	/s/ Steven W. Hetrick
Name:	Steven W. Hetrick
Title:	Treasurer

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NISSAN MASTER OWNER TRUST RECEIVABLES, as Issuer

By: WILMINGTON TRUST COMPANY, not in its individual capacity, but solely as Owner Trustee

By:	/s/ Dorri Costello
Name:	Dorri Costello
Title:	Vice President

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CONSENTED TO:

U.S. BANK NATIONAL ASSOCIATION,
not in its individual capacity but solely as Indenture Trustee

By:	/s/ Brian W. Kozak
Name:	Brian W. Kozak
Title:	Assistant Vice President

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